Description of the Plan	12 Months Ended
Apr. 30, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
The following description of the Medtronic Puerto Rico Employees’ Savings and Investment Plan (the Plan) provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions.
Amounts reported in thousands within this report are computed based on exact amounts, and therefore, the sum of the components may not equal the total amount reported in thousands due to rounding. Additionally, certain columns and rows within tables may not sum due to rounding.
General and Eligibility
The Plan is a contributory defined contribution plan of Medtronic Puerto Rico Operations Company (the Company). The Plan seeks to assist employees in increasing retirement savings and financial security upon retirement. The Plan has three components: (i) a component related to participant elective deferrals and cash matching contributions by the Company (Traditional Component), (ii) a Retirement Plan Account (RPA) component related to additional employer contributions to a retirement account for participants in the Plan prior to May 1, 2016, and (iii) a Medtronic Core Contribution (MCC) component related to additional employer contributions to a retirement account for participants who joined the Plan on or after May 1, 2016.
Participants joining the Plan on or after May 1, 2016 are immediately eligible to receive the MCC and will receive employer contributions equal to 3% of their eligible pay each pay period. Active participants will vest in Company matching contributions, including earnings and losses thereon, after three years of employment.
Generally, the Plan is available to all eligible regular full-time and part-time employees of the Company. Immediately upon hire, eligible employees may begin contributing to the Plan and receive employer matching contributions. Eligible employees other than regular full- or part-time employees are eligible to receive contributions after completing one year of service in a consecutive 12-month period during which they work at least 1,000 hours of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Administration of Plan Assets
The Qualified Plan Committee (the Committee) of Medtronic, Inc. monitors, manages, and oversees the investment choices of the Plan and provides certain other plan administrative functions. Banco Popular de Puerto Rico (the Trustee) serves as Trustee of the Plan assets. Transactions are executed by the Trustee, as directed by the Plan Administrator. Fidelity Workplace Services, LLC (the Recordkeeper) serves as Recordkeeper for the Plan. The Recordkeeper provides participant services, education, and communication services. The Recordkeeper also maintains a separate account in the name of each participant in the Plan to record the assets allocated to the participant and the earnings and losses thereon, and an allocation of administrative expenses, as defined in the Plan document.
Master Trust
The investments of the Plan, along with investments of the Medtronic Savings and Investment Plan, are pooled for investment purposes in the Medtronic, Inc. Master Trust Fund (the Master Trust), also known as the Medtronic Defined Contribution Plan Master Trust, under custody of Fidelity Management Trust Company.
Contributions
Traditional Component
The Plan provides a regular savings program for the employees of the Company under which participants may contribute 2% to 75% of their eligible compensation to the Plan through pre-tax payroll deductions, subject to statutory limits. Newly hired eligible employees are automatically enrolled at a pre-tax contribution rate of 6% of their eligible compensation, unless otherwise elected by the employee. This automatic enrollment occurs 60 days after the employee becomes eligible to participate, as defined above. The participant contribution rate will increase annually at a rate of 1% until the participant reaches a maximum contribution rate of 10%, subject to statutory limits. Employees who do not wish to participate in the Traditional Component of the Plan have the option to opt out within the 60 days prior to automatic enrollment. Participants who have attained age 50 before the end of the calendar year are eligible to make catch-up contributions. Additionally, for those aged 60 to 63 in 2025, there is an enhanced "super catch-up" contribution which is equivalent to 150% of the 50 plus year old catch up amount.
Participants direct their contributions into various investment options offered by the Plan, which consist of Company ordinary shares, a self-directed brokerage option, and managed accounts comprised of collective trusts, mutual funds, and fully benefit-responsive investment contracts. The participants may change their investment decisions at any time by contacting the Recordkeeper. However, any funds exchanged out of the fully benefit-responsive investment contract managed account (Medtronic Capital Preservation Fund) must remain invested in another investment alternative for a period of at least three months before being moved into the treasury inflation protected managed account (Medtronic Inflation Protection Fund).
Employer matching contributions are based on each participant's Traditional Component contributions, up to 6% of eligible compensation, and are made each pay period in the amount of 50% of these contributions. Company matching contributions are allocated into the same investments as elective contributions. The Company’s matching cash contributions to participants’ accounts were $6,471, net of forfeitures, for the year ended April 30, 2025.
RPA
For eligible employees hired before May 1, 2016 or certain rehired employees before July 1, 2020, the Company contributes an amount equal to 5% of eligible compensation to participant accounts each pay period. These participants are eligible for RPA contributions after having completed one year of service, as defined by the Plan document. Company contributions are allocated into the same investments as elective contributions. For the year ended April 30, 2025, the Company contributed $5,148 through the RPA.
MCC
For participants hired on or after May 1, 2016 or rehired after June 30, 2020, and employees previously employed by Covidien, the Company contributes an amount equal to 3% of eligible compensation to participant accounts each pay period. These participants are immediately eligible for the MCC and Company contributions are allocated into the same investments as elective contributions. For the year ended April 30, 2025, the Company contributed $4,792 through the MCC.
Rollover Contributions
Subject to prior discretionary approval of the Plan Administrator and subject to Plan provisions, a participant may contribute amounts to the Plan from another qualified plan (rollover contributions).
Vesting and Forfeitures
Participants are 100% vested in their contributions and RPA contributions, including earnings and losses thereon, at all times. Under the Traditional Component, active participants vest in Company matching contributions, including earnings and losses thereon, at a rate of 20% per year and become fully vested in all Company matching contributions after three years. Under the MCC Component, active participants vest in Company contributions, including earnings and losses thereon, after completion of three years of service. Participants also become fully vested upon normal retirement date, death, total disability, termination of the Plan, or complete discontinuance of employer contributions.
Nonvested account balances of terminated employees are forfeited. Forfeited employer contributions are restored if a previously terminated employee returns to the Company within five years of termination. The balances of forfeited nonvested accounts at April 30, 2025 and 2024 were $1,677 and $1,138, respectively. Forfeited nonvested accounts may be used at the Plan Administrator’s election to reduce any reasonable administrative expenses of the Plan or reduce employer contributions. During the year ended April 30, 2025, forfeited nonvested accounts of $8 were used by the Plan Administrator for reducing administrative expenses.
Distributions
Active participants may request a partial or total cash withdrawal of their after-tax contributions account and rollover contributions account at any time. Additionally, active participants who have attained age 59½ may request a partial or total cash withdrawal of their Traditional Component Employee Contribution accounts, but are not allowed to take withdrawals from their MCC, RPA, prior retirement plan, or Traditional Component Employer Match accounts until retirement or termination of employment.
Upon termination, retirement, or total disability, participants may receive distribution of their account in a lump sum payment.
Active participants may also take hardship withdrawals from their pre-tax contributions account if they incur immediate and severe financial needs (as defined in the Plan document) that cannot be met through other available sources in the Plan, including available note provisions. The amount of hardship withdrawal cannot exceed the amount of financial need plus an additional amount to cover taxes and any anticipated penalties. The hardship withdrawal is taxed upon distribution with a 10% penalty tax imposed. Participants cannot contribute to the Plan for 12 months after the effective date of their hardship withdrawal.
Upon the death of a participant, vested balances are paid to the designated beneficiary, or if no beneficiary has been designated, the balance is paid according to the terms and conditions of the Plan. The beneficiary has the option to take the Medtronic plc ordinary shares in-kind or as cash. Any fraction of a share of stock is paid in cash.
Notes Receivable from Participants
Participants are limited to one outstanding note at a time and can borrow up to 50% of their vested account balance, not to exceed the maximum note amount of $50. The minimum note amount is $1. Notes are repaid through payroll deductions in equal amounts, typically over one to five years. The notes are collateralized by the balance in the participant’s account. The interest rate on new loans is one percentage point above the prime rate as reported by Reuters in effect on the first business day of the month following the date to which it is to apply. At April 30, 2025, notes receivable from participants were due at various dates through April 2030, with interest rates ranging from 3.25% to 9.50%. At April 30, 2024, notes receivables from participants were due at various dates through April 2029, with interest rates ranging from 3.25% to 9.50%.
Plan Termination
The Plan provides that the Board of Directors of the Company is able to terminate the Plan. Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan is terminated and there is not a successor plan, participants would become fully vested in their accounts. Benefits would be distributed at that time in accordance with the Plan provisions.